Financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Schedule of Fair Value of Financial Instruments

The following table sets out the approximate fair values of financial instruments as at the consolidated statements of financial position date with relevant comparatives:

		2019		2018
	Carrying		Carrying
	value	Fair value	value	Fair value
	$	$	$	$
Cash and cash equivalents	14,066	14,066	14,895	14,895
Amounts receivable	439	439	780	780
Accounts payable and accrued liabilities	6,142	6,142	7,557	7,557
Amounts due to directors	60	60	49	49
Long-term debt	8,461	8,461	8,150	8,150

Schedule of Contractual Maturities for Long-Term Debt Repayable

The following table outlines the contractual maturities for long-term debt repayable based on a percentage of revenues for the Corporation’s financial liabilities. The long-term debt is comprised of the contributions received described in note 11, less amounts that have been repaid as at December 31, 2019:

	Total	Year 1	Years 2 to 3	Years 4 to 5	After 5 years
	$	$	$	$	$
Accounts payable and accrued liabilities	6,157	6,157	–	–	–
Amounts due to directors	60	60	–	–	–
Short-term and low value leases	52	18	25	9	–
Long-term leases	2,028	239	479	480	830
Long-term debt	15,766	263	2,444	2,208	10,851
	24,063	6,737	2,948	2,697	11,681